LONG-TERM DEBT, NET (Philippine Credit Facility) - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PHP (₱)	Oct. 14, 2015 USD ($)	Oct. 14, 2015 PHP (₱)
Long-Term Debt [Line Items]
Amount available for future drawdown	$ 1,744,637
Philippine Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 49,824	₱ 2,350,000,000
Interest rate, description	interest, as amended from time to time, at the higher of: (i) the PHP BVAL Reference Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, and (ii) Philippines Term Deposit Facility Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, such rate to be set one business day prior to the relevant interest period.
Maturity date, description	the Philippine Credit Facility availability period, as amended from time to time, is up to January 31, 2021 and was further extended to May 1, 2021 in January 2021, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is 180 days from the date of drawdown, and (ii) the date which is 180 days after the end of the availability period.
Amount available for future drawdown	$ 48,922	₱ 2,350,000,000